DEFERRED FINANCING COSTS (Details) (USD $)	6 Months Ended		12 Months Ended		24 Months Ended	114 Months Ended	120 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2014
DEFERRED FINANCING COSTS (Details) [Line Items]
Deferred Finance Costs, Net	$ 54,777		$ 22,966	$ 14,471	$ 22,966	$ 22,966	$ 54,777
Amortization of Financing Costs and Discounts	41,159	6,150
Payments of Financing Costs	55,620	13,850	36,950	24,500		61,450	117,070
Stock Issued During Period, Shares, Deferred Financing Costs	368,217		148,750	85,000	233,750
Stock Issued During Period, Value, Deferred Financing Costs	10,310		6,481	5,610	12,091
	7,040
Accumulated Amortization, Deferred Finance Costs			50,575	15,639	50,575	50,575
Amortization of Financing Costs	41,159	16,540	34,936	15,639		50,575	91,734
Payment of Financing and Stock Issuance Costs			30,950	19,450	11,500
Commissions to Carter Terry & Company [Member]
DEFERRED FINANCING COSTS (Details) [Line Items]
Payments of Financing Costs			$ 17,500	$ 19,391	$ 36,891